PIMCO Long-Term US Government Portfolio Annual Fund Operating Expenses - Administrative Class [Member] - PIMCO Long-Term US Government Portfolio - Administrative	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.475%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	1.85%	[1]
Expenses (as a percentage of Assets)	2.475%

[1]	“Other Expenses” include interest expense of 1.85%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.625% for Administrative Class shares.